Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		136 Months Ended	145 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Revenues
Product sales	$ 1,670	$ 1,187	$ 4,412	$ 3,320	$ 4,567	$ 4,532	$ 12,198	$ 16,610
Royalties and license							135	135
Total revenue	1,670	1,187	4,412	3,320	4,567	4,532	12,333	16,745
Development expenses
Cost of sales	447	320	1,110	957	1,272	1,618	4,606	5,716
Research and development	932	900	2,627	2,702	3,599	4,434	21,893	24,520
Selling and marketing	632	477	1,823	1,521	2,065	1,475	5,939	7,762
General and administrative	1,362	1,570	4,461	5,364	7,444	8,360	39,128	43,589
Total development expenses	3,373	3,267	10,021	10,544	14,380	15,887	71,566	81,587
Loss from development activities	(1,703)	(2,080)	(5,609)	(7,224)	(9,813)	(11,355)	(59,233)	(64,842)
Other income (expense)
Settlement with related company							(93)	(93)
Miscellaneous income (expense)		(1)	(20)	(55)	(65)	(163)	(245)	(265)
Dividend income						1	94	94
Interest expense							(2,225)	(2,225)
Sublease income	5		18	7	7	11	316	334
Fair value of warrant liability in excess of proceeds	(1,390)		(1,390)					(1,390)
Financing transaction costs	(738)		(738)					(738)
Change in fair value of warrant liability	27		27	38	38	2,335	(1,357)	(1,330)
Total other income (expense), net	(2,096)	(1)	(2,103)	(10)	(20)	2,184	(3,510)	(5,613)
Loss before income taxes	(3,799)	(2,081)	(7,712)	(7,234)	(9,833)	(9,171)	(62,743)	(70,455)
Provision for income taxes							7	7
Net loss	(3,799)	(2,081)	(7,712)	(7,234)	(9,833)	(9,171)	(62,750)	(70,462)
Deemed dividend on preferred stock				(1,375)	(1,375)		(1,375)	(1,375)
Dividends on preferred stock		93		(129)	(129)	(430)	(8,097)	(8,097)
Net loss attributable to common stockholders	$ (3,799)	$ (1,988)	$ (7,712)	$ (8,738)	$ (11,337)	$ (9,601)	$ (72,222)	$ (79,934)
Net loss per common share-basic and diluted	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.10)	$ (0.13)	$ (0.12)
Weighted average shares-basic and diluted	128,243	87,350	114,830	85,421	85,936	77,320